Financial Instruments - Summary of Assets and Liabilities Denominated in Foreign Currencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	$ 32,166	$ 39,983
Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	6,867	10,240
Liabilities	6,214	2,659
Renminbi ("RMB") | Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	6,071	8,940
Liabilities	5,443	1,210
Australian Dollars ("AUD") [Member] | Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	796	1,300
Liabilities	$ 771	$ 1,449